GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 16, 2014	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Business Acquisition [Line Items]
Issuance of Ordinary shares and Warrants, net (Note 10b), shares		3,162,500
Issuance of ordinary shares, net		$ 13,696		$ 13,696	[1]
Cash payment			$ 216	7,806
Allocation of net purchase price of the acquisition
Goodwill			$ 19,091	19,377		$ 6,168
Acquisition related costs				$ 1,170
Over-Allotment Option [Member]
Business Acquisition [Line Items]
Issuance of Ordinary shares and Warrants, net (Note 10b), shares		412,500
eGistics [Member]
Business Acquisition [Line Items]
Total consideration	$ 17,788
Cash payment	$ 8,022
Number of ordinary shares	2,353,310
Allocation of net purchase price of the acquisition
Net assets	$ 2,515
Liabilities assumed	(4,694)
Intangible assets	7,002
Goodwill	13,518
Deferred tax liability	(553)
Total assets and liabilities acquired	17,788
eGistics [Member] | Technology-Based Intangible Assets [Member]
Allocation of net purchase price of the acquisition
Intangible assets	3,005
Amortization period (in years)				3 years 2 months 12 days
eGistics [Member] | Customer Relationships [Member]
Allocation of net purchase price of the acquisition
Intangible assets	$ 3,997
Amortization period (in years)				8 years 6 months

[1]	Net of issuance expenses in the amount of $ 350.